Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note 10 – Income Taxes

The following summarizes the Company’s income tax provision (benefit):

	For the Years Ended December 31,
	2018	2017
Federal:
Current	$-	$-
Deferred	(1,710,997)	(138,931)

State and local:
Current	-	-
Deferred	(570,332)	(479,833)
	(2,281,329)	(618,764)
Change in valuation allowance	2,281,329	618,764
Income tax provision (benefit)	$-	$-

The reconciliation between the U.S. statutory federal income tax rate and the Company’s effective tax rate for the year’s ended December 31, 2018 and 2017 is as follows:

	For the Years Ended December 31,
	2018	2017
Tax benefit at federal statutory rate	(21.0)%	(34.0)%
State taxes, net of federal benefit	(7.0)%	(6.0)%
Permanent differences	11.4%	9.4%
True up adjustments	(0.9)%	1.3%
Effect of change in tax rate	0.0%	21.3%
Change in valuation allowance	17.5%	7.9%
Effective income tax rate	(0.0)%	(0.0)%

Significant components of the Company’s deferred tax assets at December 31, 2018 and 2017 are as follows:

	December 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$5,298,599	$3,122,308
Research and development credit carryforwards	185,680	185,680
Intangible assets	152,109	48,629
Property and equipment	30,957	34,974
Accrued salaries	-	106,400
Stock-based compensation	526,945	419,868
Deferred rent	6,292	1,394
Impairment loss	136,612	136,612
Total gross deferred tax assets	6,337,194	4,055,865

Less: valuation allowance	(6,337,194)	(4,055,865)
Total	$-	$-

Under Section 382 of the Internal Revenue Code of 1986, as amended, if a corporation undergoes an “ownership change” (generally defined as a greater than 50% change (by value) in its equity ownership over a three-year period), the corporation’s ability to use its pre-change net operating loss, or NOL, carryforwards and other pre-change tax attributes to offset its post-change income taxes may be limited. In accordance with Section 382 of the Internal Revenue Code, the usage of the Company’s net operating loss carry forwards are subject to annual limitations due to a greater than 50% ownership change in 2018.

At December 31, 2018 and 2017, the Company had post-ownership change net operating loss carryforwards for federal and state income tax purposes of approximately $17.4 million and $11.1 million, respectively. Pre-2018 federal and state net operating loss (“NOL”) carryovers may be carried forward for twenty years and begin to expire in 2026. Under the Tax Act, post-2017 federal NOLs can be carried forward indefinitely and the annual limit of deduction equals 80% of taxable income. However, to the extent the Company utilizes its NOL carryforwards in the future, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service or state tax authorities of the future period tax return in which the attribute is utilized. The Company also has federal research and development tax credit carryforwards of approximately $0.2 million which begin to expire in 2027.

The Company files income tax returns in the U.S. federal jurisdiction as well as California and local jurisdictions and is subject to examination by those taxing authorities. The Company’s federal, state and local income taxes for the years beginning in 2015 remain subject to examination. No tax audits were initiated during 2018 or 2017.

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s financial statements as of December 31, 2018 and 2017. The Company does not expect any significant changes in its unrecognized tax benefits within twelve months of the reporting date. The Company’s policy is to classify assessments, if any, for tax related interest as interest expense and penalties as general and administrative expenses in the statements of operations.

New tax legislation, commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”, was enacted on December 22, 2017, which, among things, reduced the United States corporate income tax rate from 35% to 21%. Pursuant to ASC 740, Accounting for Income Taxes, the Company was required to recognize the effect of tax law changes in the period of enactment even though the effective date for most provisions of the Tax Act is for tax years beginning after December 31, 2017. The change in tax law required the Company to remeasure existing net deferred tax assets using the lower rate in the period of enactment, resulting in a reduction of the deferred tax asset balance as of December 31, 2017 by $1.7 million. Due to the Company’s full valuation allowance position, there was no net impact on the Company’s income tax provision at December 31, 2017 as the reduction in the deferred tax asset balance was fully offset by a corresponding decrease in the valuation allowance.